Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		$ 721,990	$ 1,068,876
Ending balance		720,907	721,990
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,105,229	1,163,098
Acquisitions through business combination			17,225
Additions/Adjustment	[1]	8,128	9,337
Disposals		(2,231)	(1,837)
Effect of movements in foreign exchange rates		22,378	(82,594)
Ending balance		1,133,504	1,105,229
Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		383,239	94,222
Amortization for the year		24,037	24,335
Impairment for the year			272,160
Disposals		(2,211)	(1,720)
Effect of movements in foreign exchange rates		7,532	(5,758)
Ending balance		412,597	383,239
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		607,248	936,698
Ending balance		619,874	607,248
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		889,033	946,323
Acquisitions through business combination			10,433
Effect of movements in foreign exchange rates		18,219	(67,723)
Ending balance		907,252	889,033
Goodwill [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		281,785	9,625
Impairment for the year			272,160
Effect of movements in foreign exchange rates		5,593
Ending balance		287,378	281,785
Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		7,157	4,382
Ending balance		5,825	7,157
Customer Relationship [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		10,671	6,517
Acquisitions through business combination			4,858
Effect of movements in foreign exchange rates		200	(704)
Ending balance		10,871	10,671
Customer Relationship [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		3,514	2,135
Amortization for the year		1,463	1,533
Effect of movements in foreign exchange rates		69	(154)
Ending balance		5,046	3,514
Non-Compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		369	173
Ending balance		310	369
Non-Compete [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		899	652
Acquisitions through business combination			287
Effect of movements in foreign exchange rates		17	(40)
Ending balance		916	899
Non-Compete [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		530	479
Amortization for the year		64	63
Effect of movements in foreign exchange rates		12	(12)
Ending balance		606	530
Brand /Trade Mark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		84,240	103,578
Ending balance		73,302	84,240
Brand /Trade Mark [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		133,725	142,673
Acquisitions through business combination			558
Effect of movements in foreign exchange rates		2,551	(9,506)
Ending balance		136,276	133,725
Brand /Trade Mark [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		49,485	39,095
Amortization for the year		12,540	13,129
Effect of movements in foreign exchange rates		949	(2,739)
Ending balance		62,974	49,485
Technology Related Development Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		20,314	21,666
Ending balance		19,090	20,314
Technology Related Development Cost [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		60,160	56,118
Acquisitions through business combination			1,089
Additions/Adjustment	[1]	8,033	8,469
Disposals		(480)	(1,635)
Effect of movements in foreign exchange rates		1,176	(3,881)
Ending balance		68,889	60,160
Technology Related Development Cost [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		39,846	34,452
Amortization for the year		9,665	9,207
Disposals		(468)	(1,515)
Effect of movements in foreign exchange rates		756	(2,298)
Ending balance		49,799	39,846
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		778	867
Ending balance		810	778
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		6,484	6,798
Additions/Adjustment	[1]	329	363
Disposals		(1,751)	(202)
Effect of movements in foreign exchange rates		134	(475)
Ending balance		5,196	6,484
Software [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		5,706	5,931
Amortization for the year		305	403
Disposals		(1,743)	(205)
Effect of movements in foreign exchange rates		118	(423)
Ending balance		4,386	5,706
Intangible Assets Under Development [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,884	1,512
Ending balance		1,696	1,884
Intangible Assets Under Development [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		4,257	4,017
Additions/Adjustment	[1]	(234)	505
Effect of movements in foreign exchange rates		81	(265)
Ending balance		4,104	4,257
Intangible Assets Under Development [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,373	2,505
Effect of movements in foreign exchange rates		35	(132)
Ending balance		$ 2,408	$ 2,373

[1]	Represents addition of USD 7,741 (March 31, 2020: USD 8,488) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 7,975 (March 31, 2020: USD 7,983).